Interest expense and other financial income and expense	12 Months Ended
Dec. 31, 2020
Disclosure of Interest Expense and Other Financial Income and Expense [abstract]
Interest expense and other financial income and expense
5. Interest expense and other financial income and expense
Interest expense
(USD millions)	2020	2019	2018

Interest expense	– 708	– 714	– 877

Interest expense on lease liabilities	– 67	– 66

Expense arising from discounting long-term liabilities and capitalized borrowing costs	– 94	– 70	– 55

Total interest expense from continuing operations	– 869	– 850	– 932

Other financial income and expense
(USD millions)	2020	2019	2018

Interest income	91	245	292

Other financial income	18	12	1

Financial expense	– 52	– 52	– 39

Currency result, net	– 135	– 160	– 68

Total other financial income and expense from continuing operations	– 78	45	186